UNITED STATES                   --------------------------
     SECURITIES AND EXCHANGE COMMISSION                OMB APPROVAL
             Washington, D.C. 20549              --------------------------
                                                 OMB Number:      3235-0456
                                                 Expires:   August 31, 2000
                                                 Estimated average burden
                  FORM 24F-2                     hours per response.......1
          Annual Notice of Securities Sold       --------------------------
              Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.
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     1. Name and address of issuer:
                               CitiFunds Tax Free Income Trust
                               388 Greenwich Street  MF-2
                               New York, NY 10013

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     2. The name of each series or class of securities for which this Form is filed (If the
     Form is being filed for all series and classes of securities of the issuer, check the
     box but do not list series or classes):                               [X]




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     3. Investment Company Act File Number: 811-5034


     Securities Act File Number: 33-5819




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     4(a). Last day of fiscal year for which this Form is filed: December 31, 2000


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     4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                  N/A

     Note: If the Form is being filed late, interest must be paid on the registration fee due.



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     4(c). [ ] Check box if this is the last time the issuer will be filing this Form.
                                  N/A









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     5. Calculation of registration fee:
       (i.) Aggregate sale price of securities sold during the
       fiscal year pursuant to section 24(f):                                                       $45,990,437

     (ii.) Aggregate price of securities redeemed or
           repurchased during the fiscal year:                                  $181,684,250

     (iii.)Aggregate price of securities redeemed or
           repurchased during any prior fiscal year ending no
           earlier than October 11, 1995 that were not
           previously used to reduce registration fees
           payable to the Commission:                                           $386,365,655

    (iv.)  Total available redemption credits [add items 5(ii) and 5(iii)]:                         $568,049,905

           (v.) Net Sales - if item 5(i) is greater than Item 5(iv)                                 $0
                [subtract item 5(iv) from item 5(i)]:

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           (vi.) Redemption credits available for use in future years           $522,059,468
                 - If item 5(i) is less than item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:

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           (vii.)Multiplier for determining registration fee (See
                 Instruction C.9):                                                                  X .000250

           (viii.) Registration fee due [multiply Item 5(v) by Item
                 5(vii)]  (enter "0" if no fee is due):                                                      =$0


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     6. Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


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     7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
        (see instruction D):                                                                                 +$0


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     8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                             =$0

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     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

            Method of Delivery: N/A


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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)     Frances Guggino, Assistant Controller
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                             Frances Guggino, Assistant Controller
                        ------------------------------------------
Date  3/29/01
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  Please print the name and title of the signing officer below the signature.